Note 5. Real Estate (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Real Estate Summary
	June 30, 2012	December 31, 2011
Land	$3,198,574	$3,198,574
Less: land taken by condemnation	(117,483)	(117,483)
	3,081,091	3,081,091
Buildings and improvements	12,069,070	12,069,070
Buildings - suspense	(738,611)	(738,611)
	14,411,550	14,411,550
Accumulated depreciation	(4,131,835)	(3,938,307)
Accumulated depreciation - suspense	195,659	195,659
	$10,475,374	$10,668,902